Related Party Transactions:	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
5. Related Party Transactions:

The only transactions we have with related parties are compensation arrangements for current compensation, share based compensation and compensation under options for our officers and directors

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months
	ended March 31,
	2018	2017
Salaries	$-	$-
Short-term employee benefits	486	465
Stock-based compensation	1,006,805	1,496,453
	$1,007,291	$1,496,918

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended March 31, 2018 and 2017, respectively.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $nil for the period ended March 31, 2018 and $60,000 for the period ended March 31, 2017, respectively.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $48,376 for the period ended March 31, 2018 and $45,000 for the period ended March 31, 2017, respectively.